MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 14:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2017, 2016 and 2015, respectively:

	Year ended December 31,
	2017	2016	2015

USA	$245,361	$222,597	$223,341
Australia (including New Zealand)	137,559	130,910	110,290
Canada	97,838	85,740	70,739
Israel	44,489	42,545	39,645
Europe	28,679	25,606	23,949
Rest of World	34,221	31,145	31,551

	$588,147	$538,543	$499,515

For the year ended December 31, 2017 the Company had one customer accounted for approximately 11% of its revenues. No customer represented 10% or more of the Company’s revenues for the years ended December 31, 2016 and 2015.

b.	The following table presents total long-lived assets as of December 31, 2017 and 2016:

	December 31,
	2017	2016

Israel	$90,811	$90,924
Australia	1,974	1,971
USA	121,515	128,099
Canada	1,394	1,660
Rest of World	959	164

	$216,653	$222,818